SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Allowance for doubtful accounts

	2020	2019
Balance at beginning of year	$1,545,000	$1,528,000
Provision	212,000	55,000
Write-offs	(105,000)	(38,000)
Balance at end of year	$1,652,000	$1,545,000

Schedule of additional inventory reserves

	Year ended December 31,
	2020	2019
Inventory reserves	$13,064,000	$4,619,000

Schedule of scrap losses on inventory

	Year ended December 31,
	2020	2019
Scrap loss reserves	$587,000	$699,000